Operating Leases	12 Months Ended
Dec. 31, 2022
Operating Leases [Abstract]
OPERATING LEASES

NOTE 5 - OPERATING LEASES

The Company’s leases include offices for its facilities and car leases, which are all classified as operating leases. The car leases are generally for three years period and the payments are linked to the Israeli CPI.

As collateral for the office and lease agreement, a restricted deposit was pledged in favor of the property owner. The balance of the restricted deposit as of December 31, 2022 amounted to $188. The deposit is classified as a non-current asset.

To secure the terms of the car lease agreements, the Company has made certain prepayments to the leasing company, representing approximately three months of lease payments.

Operating leases cost for rental space and vehicles for the years ended December 31, 2022 and 2021 totaled $645 and $646, respectively.

The operating lease costs include variable lease payments of $24 in 2022 and $12 in 2021.

Supplemental cash flow information related to leases was as follows:

	Year ended December 31,
	2022	2021
Operating cash flows from operating leases	$770	$702

Supplemental balance sheet information related to leases was as follows:

	December 31,
	2022	2021
Operating Leases
Operating lease right-of-use assets	$2,711	$2,953

Current lease liabilities	$529	$519
Non-current lease liabilities	2,382	3,089
Total lease liabilities	$2,911	$3,608

Weighted Average Remaining Lease Term
Operating leases	5.7 years	6.7 years

Weighted Average Discount Rate
Operating leases	7.13%	7.33%

As of December 31, 2022, the maturities of lease liabilities were as follows:

Operating leases
Year ending December 31,
2023	$709
2024	604
2025	550
2026	524
2027 and thereafter	1,143
Total undiscounted lease payments	3,530
Less - imputed interests	(619)
Present value of lease liabilities	2,911